Share-based Payments - Schedule of Number and Weighted Average Exercise Price of Deferred Share Units (Details)	12 Months Ended
	Mar. 31, 2019 CAD ($) shares	Mar. 31, 2018 CAD ($) shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Released through the issuance of common shares	(135,557)	(55,944)
Deferred Share Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Beginning balance | $	$ 1.50	$ 1.60
Granted | $	3.79	1.27
Forfeited | $	3.79
Released through the issuance of common shares | $	1.51	1.43
Ending balance | $	1.56	1.50
Exercisable options | $	$ 1.50	$ 1.48
Beginning balance	570,752	425,354
Granted	19,788	201,342
Forfeited	(6,596)
Released through the issuance of common shares	(135,557)	(55,944)
Ending balance	448,387	570,752
Exercisable options	285,089	374,670